Note 21 - Business Acquisition (Details Textual) - USD ($)		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill, Impairment Loss		$ 0	$ 0
Amortization of Intangible Assets		$ 372,000	321,000
Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)		10 years
Finite-Lived Intangible Assets, Accumulated Amortization		$ 2,100,000	1,700,000
Liberty Bancshares Inc [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Amount Shares Issued to Acquiree's Shareholders Per Share (in shares)	2.752
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	2,561,513
Business Combination, Consideration Transferred, Total	$ 73,265,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Including Goodwill		16,700,000
Goodwill, Impairment Loss		0
Amortization of Intangible Assets		0
Business Acquisition, Pro Forma Net Income (Loss)		21,142,000	16,297,000
Liberty Bancshares Inc [Member] | Acquisition-related Costs [Member]
Business Acquisition, Pro Forma Net Income (Loss)		8,500,000	$ (8,500,000)
Liberty Bancshares Inc [Member] | Noninterest Expense [Member]
Business Combination, Acquisition Related Costs		2,400,000
Liberty Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life (Year)	10 years
Finite-Lived Intangible Assets, Gross, Total		6,700,000
Finite-Lived Intangible Assets, Accumulated Amortization		$ 63,000
Liberty Bancshares Inc [Member] | Common Stock [Member]
Business Combination, Amount Shares Issued to Acquiree's Shareholders Per Share (in shares)	2.752
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)	2,600,000